SCHEDULE OF INVESTMENTS

Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Cable & Satellite – 3.1%
Charter Communications, Inc., Class A(A)	43	$21,029
Comcast Corp., Class A	2,450	110,175
		131,204

Interactive Home Entertainment – 1.7%
Take-Two Interactive Software, Inc.(A)	594	72,709

Interactive Media & Services – 4.5%
Alphabet, Inc., Class A(A)	82	109,471
Facebook, Inc., Class A(A)	405	83,138
		192,609

Movies & Entertainment – 1.9%
Walt Disney Co. (The)	568	82,189

Total Communication Services - 11.2%		478,711

Consumer Discretionary

Auto Parts & Equipment – 2.0%
Aptiv plc	890	84,478

Automotive Retail – 1.9%
AutoZone, Inc.(A)	66	78,401

Footwear – 2.0%
NIKE, Inc., Class B	853	86,468

Internet & Direct Marketing Retail – 4.9%
Alibaba Group Holding Ltd. ADR(A)	428	90,769
Amazon.com, Inc.(A)	65	119,719
		210,488
Total Consumer Discretionary - 10.8%		459,835

Consumer Staples

Drug Retail – 0.9%
CVS Caremark Corp.	532	39,517

Household Products – 1.6%
Procter & Gamble Co. (The)	525	65,626

Hypermarkets & Super Centers – 4.3%
Costco Wholesale Corp.	235	68,989
Wal-Mart Stores, Inc.	963	114,398
		183,387
Total Consumer Staples - 6.8%		288,530

Energy

Oil & Gas Refining & Marketing – 1.2%
Phillips 66	461	51,372

Oil & Gas Storage & Transportation – 1.7%
Enterprise Products Partners L.P.	2,525	71,106

Total Energy - 2.9%		122,478

Financials

Asset Management & Custody Banks – 2.4%
Blackstone Group, Inc. (The), Class A	1,211	67,739
KKR & Co.	1,230	35,884
		103,623
Financial Exchanges & Data – 2.0%
S&P Global, Inc.	315	86,134

Insurance Brokers – 1.6%
Aon plc	335	69,740

Investment Banking & Brokerage – 1.9%
Morgan Stanley	1,553	79,408

Other Diversified Financial Services – 8.0%
Citigroup, Inc.	1,736	138,697
Fidelity National Information Services, Inc.	457	63,585
JPMorgan Chase & Co.	986	137,460
		339,742

Property & Casualty Insurance – 1.7%
Progressive Corp. (The)	1,013	73,339

Total Financials - 17.6%		751,986

Health Care

Health Care Equipment – 4.2%
Danaher Corp.	510	78,284
Zimmer Holdings, Inc.	673	100,732
		179,016

Managed Health Care – 4.1%
Anthem, Inc.	250	75,542
UnitedHealth Group, Inc.	336	98,781
		174,323

Pharmaceuticals – 2.7%
Eli Lilly and Co.	392	51,566
Zoetis, Inc.	486	64,266
		115,832
Total Health Care - 11.0%		469,171

Industrials

Aerospace & Defense – 4.8%
Boeing Co. (The)	359	117,027
Lockheed Martin Corp.	231	89,856
		206,883

Environmental & Facilities Services – 1.5%
Waste Connections, Inc.	683	62,047

Railroads – 2.2%
Norfolk Southern Corp.	310	60,273
Union Pacific Corp.	176	31,811
		92,084

Trading Companies & Distributors – 1.6%
United Rentals, Inc.(A)	418	69,670

Total Industrials - 10.1%		430,684

Information Technology

Communications Equipment – 3.2%
Cisco Systems, Inc.	1,483	71,106
Motorola Solutions, Inc.	404	65,033
		136,139

Data Processing & Outsourced Services – 4.3%
Fiserv, Inc.(A)	798	92,301
MasterCard, Inc., Class A	305	91,066
		183,367

Electronic Manufacturing Services – 2.7%
TE Connectivity Ltd.	1,205	115,527

Semiconductors – 3.5%
Analog Devices, Inc.	718	85,307
Texas Instruments, Inc.	511	65,550
		150,857

Systems Software – 6.5%
Microsoft Corp.	1,752	276,353

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	540	158,666

Total Information Technology - 23.9%		1,020,909

Materials

Commodity Chemicals – 1.4%
LyondellBasell Industries N.V., Class A	630	59,517

Specialty Chemicals – 1.5%
Sherwin-Williams Co. (The)	110	64,273

Total Materials - 2.9%		123,790

Utilities

Electric Utilities – 2.1%
NextEra Energy, Inc.	370	89,566

Total Utilities - 2.1%		89,566

TOTAL COMMON STOCKS – 99.3%		$4,235,660
(Cost: $3,153,303)

SHORT-TERM SECURITIES

Money Market Funds (B) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	18,396	18,396

TOTAL SHORT-TERM SECURITIES – 0.4%		$18,396
(Cost: $18,396)

TOTAL INVESTMENT SECURITIES – 99.7%		$4,254,056
(Cost: $3,171,699)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		14,606

NET ASSETS – 100.0%		$4,268,662

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,235,660	$—	$—
Short-Term Securities	18,396	—	—

Total	$4,254,056	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,171,699

Gross unrealized appreciation	1,100,652

Gross unrealized depreciation	(18,295)

Net unrealized appreciation	$1,082,357